Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign
The following table presents the U.S. and non-U.S. components of Income before income tax expense:

	For the Years Ended December 31,
	2016	2015	2014
U.S.	$204,920	$81,157	$124,747
Non-U.S.	21,911	38,736	30,883
Income before Income Tax Expense (a)	$226,831	$119,893	$155,630

(a)	Net of Noncontrolling Interest.

Schedule of Components of Income Tax Expense (Benefit)
The components of the provision for income taxes reflected on the Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014 consist of:

	For the Years Ended December 31,
	2016	2015	2014
Current:
Federal	$79,596	$56,064	$33,814
Foreign	10,832	9,798	10,513
State and Local	18,832	14,795	10,114
Total Current	109,260	80,657	54,441
Deferred:
Federal	11,510	(1,196)	15,104
Foreign	(1,439)	659	(3,080)
State and Local	(28)	(3,090)	2,291
Total Deferred	10,043	(3,627)	14,315
Total	$119,303	$77,030	$68,756

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation between the federal statutory income tax rate and the Company's effective income tax rate for the years ended December 31, 2016, 2015 and 2014 is as follows:

	For the Years Ended December 31,
	2016	2015	2014
Reconciliation of Federal Statutory Tax Rates:
U.S. Statutory Tax Rate	35.0%	35.0%	35.0%
Increase Due to State and Local Taxes	4.8%	7.0%	6.0%
Rate Benefits as a Limited Liability Company/Flow Through	(5.9)%	(5.9)%	(4.2)%
Foreign Taxes	0.7%	1.5%	0.4%
Non-Deductible Expenses (1)	9.9%	19.9%	1.1%
Valuation Allowances	—%	—%	0.9%
Other Adjustments	—%	(0.3)%	(0.2)%
Effective Income Tax Rate	44.5%	57.2%	39.0%

(1)	Primarily related to non-deductible share-based compensation expense.

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes are provided for the effects of temporary differences between the tax basis of an asset or liability and its reported amount in the Consolidated Statements of Financial Condition. These temporary differences result in taxable or deductible amounts in future years. Details of the Company's deferred tax assets and liabilities as of December 31, 2016 and 2015 were as follows:

	December 31,
	2016	2015
Deferred Tax Assets:
Depreciation and Amortization	$31,475	$29,498
Compensation and Benefits	54,410	35,120
Step up in tax basis due to the exchange of LP Units for Class A Shares	202,257	215,827
Other	44,065	38,349
Total Deferred Tax Assets	$332,207	$318,794
Deferred Tax Liabilities:
Goodwill, Intangible Assets and Other	$25,273	$19,169
Total Deferred Tax Liabilities	$25,273	$19,169
Net Deferred Tax Assets Before Valuation Allowance	$306,934	$299,625
Valuation Allowance	(1,510)	(1,510)
Net Deferred Tax Assets	$305,424	$298,115

Summary of Income Tax Contingencies
A reconciliation of the changes in tax positions for the years ended December 31, 2016, 2015 and 2014 is as follows:

	December 31,
	2016	2015	2014
Beginning unrecognized tax benefit	$—	$—	$624
Additions for tax positions of prior years	—	—	276
Reductions for tax positions of prior years	—	—	—
Lapse of Statute of Limitations	—	—	(98)
Decrease due to settlement with Taxing Authority	—	—	(802)
Ending unrecognized tax benefit	$—	$—	$—